As filed with the Securities and Exchange Commission on September 30, 2020

1933 Act File No. 333-236544

1940 Act File No. 811-23510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]	Pre-Effective Amendment No. 3
[ ]	Post-Effective Amendment No.
And
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 3

Lord Abbett Floating Rate High Income Fund

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(888) 522-2388

(Registrant’s Telephone Number, including Area Code)

John T. Fitzgerald

c/o Lord, Abbett & Co. LLC

90 Hudson Street

Jersey City, New Jersey 07302

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

Bryan Chegwidden

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

Approximate Date of Proposed Public Offering:

From time to time after the effective date of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans [   ].

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan [X].

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto [ ].

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act [   ].

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act [   ].

It is proposed that this filing will become effective (check appropriate box):

[ ]	when declared effective pursuant to section 8(c) of the Securities Act.

The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act.

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)

[ ]	on (date) pursuant to paragraph (a)

If appropriate, check the following box:

[ ]	This amendment designates a new effective date for a previously filed registration statement.

[ ]	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is.

[ ]	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is.

[ ]	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is.

Check each box that appropriately characterizes the Registrant:

[X]	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

[ ]	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

[X]	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

[ ]	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form). Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

[ ]	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

[X]	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares	25,000,000	$10.00	$250,000,000	$32,450

(1)	Estimated solely for purposes of calculating the registration fee.

(2)	A registration fee of $129.80 was previously paid in connection with the N-2 filed on February 20, 2020 and $32,320.20 was previously paid in connection with the N-2/A filed on June 1, 2020.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PART A – The prospectus filed on September 21, 2020 as Part A to Post-Effective Amendment No. 2 (Accession No. 0000930413-20-002304) is incorporated herein by reference.

PART B - The Statement of Additional Information filed on September 21, 2020 as Part B to Post-Effective Amendment No. 2 (Accession No. 0000930413-20-002304) is incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements.

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act are filed herewith as part of the Statement of Additional Information.

2.	Exhibits:

a.	Declaration and Agreement of Trust dated January 30, 2020.[1]

b.	By-Laws of Registrant dated January 30, 2020.[1]
c.	None.

d.1	Article VI (Shares of Beneficial Interest) and Article IX (Duration, Dissolution and Termination of Trust, Amendment, Mergers, etc.) of the Declaration and Agreement of Trust.[1]

d.2	Article III (Shareholders) of the By-Laws of Registrant.[1]

e.	Dividend Reinvestment Plan.[2]

f.	None.

g.	Management Agreement dated April 2, 2020.[2]

h.1	Distribution Agreement dated April 2, 2020.[2]

h.2	Form of Selling Dealer Agreement.[2]

i.	None.

j.1	Custodian and Investment Accounting Agreement dated November 1, 2001.[3]

j.2	Amendment to Custodian Agreement dated June 21, 2017.[4]

j.3	Letter Amendment dated October 16, 2019 including Exhibit A dated October 16, 2019 to Custodian Agreement dated November 1, 2001.[5]

j.4	Letter Amendment to Custodian and Investment Accounting Agreement dated April 2, 2020.[2]

j.5	Letter Amendment dated April 23, 2020 including Exhibit A dated April 23, 2020 to Custodian Agreement dated November 1, 2001.[6]

k.1	Agency Agreement dated January 1, 2017.[7]

k.2	Amendment to Agency Agreement dated December 5, 2018.[3]

k.3	Amendment to Agency Agreement dated April 2, 2020.[2]

k.4	Letter Amendment dated April 2, 2020 to the Agency Agreement dated January 1, 2017.[6]

k.5	Letter Amendment dated November 28, 2017 to the Agency Agreement.[4]

k.6	Letter Amendment dated March 13, 2018 to the Agency Agreement.[8]

k.7	Amended and Restated Administrative Services Agreement dated May 1, 2016.[3]

k.8	Amendment No. 1 to the Amended and Restated Administrative Services Agreement dated October 11, 2016.[9]

k.9	Amendment No. 2 to the Amended and Restated Administrative Services Agreement dated November 30, 2016.[9]

k.10	Amendment No. 3 to the Amended and Restated Administrative Services Agreement dated March 31, 2017.[4]

k.11	Amendment No. 4 to the Amended and Restated Administrative Services Agreement dated August 1, 2018.[10]

k.12	Amendment No. 5 to the Amended and Restated Administrative Services Agreement dated December 5, 2018.[11]

k.13	Amendment No. 6 to the Amended and Restated Administrative Services Agreement dated January 25, 2019.[11]

k.14	Amendment No. 7 to the Amended and Restated Administrative Services Agreement dated July 24, 2019.[5]

k.15	Amendment No. 8 to the Amended and Restated Administrative Services Agreement dated April 2, 2020.[6]

k.16	Amendment No. 9 to the Amended and Restated Administrative Services Agreement dated April 2, 2020.[2]

l.	Opinion and consent of Richards, Layton & Finger, P.A.[2]

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm.[12]

o.	None.

p.	Subscription Agreement dated May 21, 2020.[2]

q.	None.

r.	Code of Business Principles dated as of July 2018 and Personal Trading Policy dated as of February 2020.[13]

s.	Power of Attorney dated January 30, 2020.[13]

1 Filed as an exhibit to the Fund’s initial Registration Statement on Form N-2, Registration Nos. 333-236544 and 811-23510 (filed February 20, 2020).

2 Filed as an exhibit to the Fund’s amended Registration Statement on Form N-2/A, Registration Nos. 333-236544 and 811-23510 (filed June 1, 2020).

3 Filed as an exhibit to the Fund’s amended Registration Statement on Form N-2/A, Registration Nos. 333-227612 and 811-23383 (filed December 26, 2018).

4 Filed as an exhibit to Lord Abbett Securities Trust Registration Statement in Form N-1A, Accession Number 0000930413-18-000665 (filed February 28, 2018).

5 Filed as an exhibit to Lord Abbett Securities Trust Registration Statement in Form N-1A, Accession Number 0000930413-19-002726 (filed October 25, 2019).

6 Filed as an exhibit to Lord Abbett Trust I Registration Statement in Form N-1A, Accession Number 0000930413-20-001257 (filed April 29, 2020).

7 Filed as an exhibit to Lord Abbett Securities Trust Registration Statement in Form N-1A, Accession Number 0000930413-17-000691 (filed February 27, 2017).

8 Filed as an exhibit to Lord Abbett Investment Trust Registration Statement in Form N-1A, Accession Number 0000930413-18-001112 (filed March 28, 2018).

9 Filed as an exhibit to Lord Abbett Securities Trust Registration Statement in Form N-1A, Accession Number 0000930413-16-008849 (filed November 29, 2016).

10 Filed as an exhibit to Lord Abbett Securities Trust Registration Statement in Form N-1A, Accession Number 0000930413-18-002421 (filed July 31, 2018).

11 Filed as an exhibit to Lord Abbett Securities Trust Registration Statement in Form N-1A, Accession Number 0000930413-19-000186 (filed January 29, 2019).

12 Filed as an exhibit to the Fund’s amended Registration Statement on Form N-2/A, Registration Nos. 333-236544 and 811-23510 (filed September 21, 2020).

13 Filed as an exhibit to Lord Abbett Trust I Registration Statement in Form N-1A, Accession Number 0000930413-20-000226 (filed February 7, 2020).

Item 26: Marketing Arrangements

See Distribution Agreement.

Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees	$32,450.00
Blue Sky Fees	40,000.00
Printing and engraving expenses	50,000.00
Legal fees	350,000.00
Accounting expenses	10,000.00
Total	$482,450.00

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

Set forth below is the number of record holders as of August 31, 2020 of each class of securities of the Registrant.

Title of Class	Number of Record Holders
Common shares of beneficial interest	1

Item 30: Indemnification

  Reference is made to Article V, Sections 1 through 3, of the Registrant’s Declaration and Agreement of Trust, which is incorporated by reference herein.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Declaration and Agreement of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Manager

Lord, Abbett & Co. LLC is a Delaware limited liability company that offers investment management services and is a registered investment adviser. In addition to advising the Fund, Lord, Abbett & Co. LLC is the investment adviser to the Lord Abbett Family of Funds.  Lord Abbett’s offices are located at 90 Hudson Street, Jersey City, NJ 07302-3973. Information as to the officers and directors of Lord Abbett is included in its current Form ADV (File No. 801-6997) filed with the SEC.

Set forth below is information relating to the business, profession, vocation or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lord Abbett:

None.

Item 32: Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302-3973 or the Registrant’s custodian, State Street Bank and Trust Company 1200 Crown Colony Drive, Quincy, MA 02169.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1.	Not applicable.

2.	Not applicable.

3.	Not applicable.

4.	(a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (ii) to reflect in the Prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d) Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	Not applicable.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey on the 30th day of September, 2020.

Lord Abbett Floating Rate High Income Fund

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	September 30, 2020
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	September 30, 2020
Douglas B. Sieg

Evelyn E. Guernsey*	Trustee	September 30, 2020
Evelyn E. Guernsey

Julie A. Hill*	Trustee	September 30, 2020
Julie A. Hill

Kathleen M. Lutito*	Trustee	September 30, 2020
Kathleen M. Lutito

James M. McTaggart*	Trustee	September 30, 2020
James M. McTaggart

Charles O. Prince*	Trustee	September 30, 2020
Charles O. Prince

Karla M. Rabusch*	Trustee	September 30, 2020
Karla M. Rabusch

Mark A. Schmid*	Trustee	September 30, 2020
Mark A. Schmid

*By:	/s/ John T. Fitzgerald
John T. Fitzgerald
Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 37 to Lord Abbett Trust I’s Registration Statement on February 7, 2020, Accession Number 0000930413-20-000226.